Financial instruments (Tables)	6 Months Ended
Jun. 30, 2024
Financial instruments
Schedule of carrying amount and fair value of financial instruments

Carrying amount and fair value of financial instruments

in € THOUS

June 30, 2024	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	980,404	109,810	—	—	1,090,214	109,810	—	—
Trade accounts and other receivables from unrelated parties(1)	3,852,546	—	—	82,705	3,935,251	—	—	—
Accounts receivable from related parties	37,430	—	—	—	37,430	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	2,720	2,720	—	2,720	—
Derivatives - not designated as hedging instruments	—	13,873	—	—	13,873	—	13,873	—
Derivatives embedded in Virtual Power Purchase Agreements (vPPAs)	—	5,896	—	—	5,896	—	—	5,896
Equity investments	—	124,326	67,776	—	192,102	83,152	68,956	39,994
Debt securities	—	87,067	308,445	—	395,512	395,512	—	—
Other financial assets(2)	171,622	156,960	—	104,706	433,288	—	—	156,960
Other current and non-current assets	171,622	388,122	376,221	107,426	1,043,391	—	—	—
Financial assets	5,042,002	497,932	376,221	190,131	6,106,286	—	—	—

Accounts payable to unrelated parties(1)	767,143	—	—	—	767,143	—	—	—
Accounts payable to related parties	127,085	—	—	—	127,085	—	—	—
Short-term debt	321,974	—	—	—	321,974	—	—	—
Long-term debt	7,334,478	—	—	—	7,334,478	6,134,645	536,365	—
Lease liabilities	—	—	—	4,095,634	4,095,634	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	8,435	8,435	—	8,435	—
Derivatives - not designated as hedging instruments	—	25,442	—	—	25,442	—	25,442	—
Derivatives embedded in vPPAs	—	—	—	—	—	—	—	—
Variable payments outstanding for acquisitions	—	14,113	—	—	14,113	—	—	14,113
Put option liabilities	—	—	—	1,374,369	1,374,369	—	—	1,374,369
Other financial liabilities(3)	1,145,682	—	—	—	1,145,682	—	—	—
Other current and non-current liabilities	1,145,682	39,555	—	1,382,804	2,568,041	—	—	—
Financial liabilities	9,696,362	39,555	—	5,478,438	15,214,355	—	—	—

Carrying amount and fair value of financial instruments

in € THOUS

December 31, 2023	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	1,205,030	198,462	—	—	1,403,492	198,462	—	—
Trade accounts and other receivables from unrelated parties	3,389,314	—	—	81,899	3,471,213	—	—	—
Accounts receivable from related parties	165,299	—	—	—	165,299	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	1,990	1,990	—	1,990	—
Derivatives - not designated as hedging instruments	—	20,295	—	—	20,295	—	20,295	—
Equity investments	—	82,072	71,110	—	153,182	48,888	72,292	32,002
Debt securities	—	80,145	341,074	—	421,219	421,219	—	—
Other financial assets(2)	146,748	—	—	112,322	259,070	—	—	—
Other current and non-current assets	146,748	182,512	412,184	114,312	855,756	—	—	—
Financial assets	4,906,391	380,974	412,184	196,211	5,895,760	—	—	—

Accounts payable to unrelated parties	762,068	—	—	—	762,068	—	—	—
Accounts payable to related parties	123,081	—	—	—	123,081	—	—	—
Short-term debt	456,904	—	—	—	456,904	—	—	—
Long-term debt	7,447,562	—	—	—	7,447,562	5,972,767	767,328	—
Lease liabilities	—	—	—	4,145,946	4,145,946	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	4,315	4,315	—	4,315	—
Derivatives - not designated as hedging instruments	—	4,890	—	—	4,890	—	4,890	—
Variable payments outstanding for acquisitions	—	35,751	—	—	35,751	—	—	35,751
Put option liabilities	—	—	—	1,372,008	1,372,008	—	—	1,372,008
Other financial liabilities(3)	974,252	—	—	—	974,252	—	—	—
Other current and non-current liabilities	974,252	40,641	—	1,376,323	2,391,216	—	—	—
Financial liabilities	9,763,867	40,641	—	5,522,269	15,326,777	—	—	—

(1)

In 2024, trade accounts and other receivables from unrelated parties as well as accounts payable to unrelated parties no longer include insurance and reinsurance contract receivables (liabilities) recorded in accordance with IFRS 17, Insurance Contracts, which are presented in note 5 as such receivables and liabilities are not within the scope of IFRS 7, Financial Instruments: Disclosures.

(2)

As of June 30, 2024 other financial assets primarily include receivables for royalty payments from one of the Company’s equity investments, lease receivables, receivables from sale of investments, deposits, guarantees, securities, notes receivable as well as vendor and supplier rebates. As of December 31, 2023 other financial assets primarily include lease receivables, deposits, guarantees, securities, receivables from sale of investments, vendor and supplier rebates as well as notes receivable.

(3)	As of June 30, 2024 and December 31, 2023, other financial liabilities primarily include receivable credit balances and goods and services received.

Schedule of sensitivities of derivatives embedded in vPPAs to changes in unobservable inputs

Sensitivities of derivatives embedded in vPPAs to changes in unobservable inputs in € THOUS

Change in expected electricity prices		Change in expected production volumes
10% increase	10% decrease	10% increase	10% decrease
28,398	(28,669)	590	(590)

Schedule of reconciliation of level 3 financial instruments

Reconciliation of derivatives embedded in vPPAs

in € THOUS

2024
Derivatives embedded in
the vPPAs - Assets
Beginning balance at January 1,	—
Settlements	—
Gain (loss) recognized in profit or loss (1)	5,871
Foreign currency translation and other changes	25
Ending balance at June 30,	5,896

(1)Includes realized and unrealized gains / losses.

Reconciliation from beginning to ending balance of level 3 financial instruments in € THOUS

	2024					2023
		Variable		Other			Variable
		payments		financial			payments
		outstanding		assets			outstanding
	Equity	for	Put option	measured at		Equity	for	Put option
	investments	acquisitions	liabilities	FVPL (1)		investments	acquisitions	liabilities

Beginning balance at January 1,	32,002	35,751	1,372,008	—		42,793	37,846	1,468,517
Increase	1,095	45	1,295	41,229		4,833	5,232	31,050
Decrease	—	(20,056)	(3,888)	—		—	(3,603)	(42,490)
Reclassifications	—	—	—	90,457	(2)	—	—	—
Gain / loss recognized in profit or loss(3)	5,796	(1,906)	—	22,093		(14,340)	(3,366)	—
Gain / loss recognized in equity	—	—	(38,851)	—		—	—	(28,034)
Foreign currency translation and other changes	1,101	279	43,805	3,181		(1,284)	(358)	(57,035)
Ending balance at June 30, and December 31,	39,994	14,113	1,374,369	156,960		32,002	35,751	1,372,008

(1)	Other financial assets measured at FVPL consist of receivables from licensing agreements and receivables from sale of investments.
(2)	Receivables for royalty payments from one of the Company’s equity investments were previously recorded as a non-financial asset and were revised as of March 31, 2024.
(3)	Includes realized and unrealized gains / losses.